I Class | T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Media & Telecommunications Fund—I Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	I Class T. Rowe Price Media & Telecommunications Fund, Inc. T. Rowe Price Media & Telecommunications Fund-I Class
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.69%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
I Class | T. Rowe Price Media & Telecommunications Fund, Inc. | T. Rowe Price Media & Telecommunications Fund-I Class | USD ($)	70	221	384	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 13.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies engaged in any facet of media and telecommunications, including the Internet, publishing, movies, cable/satellite TV, telephones, cellular services, technology, and equipment. Generally, the fund invests in companies in the large- to mid-capitalization range, but may invest in small companies, including privately held and newly public companies.

Stock selection is based on fundamental, bottom-up analysis that seeks to identify companies with good appreciation prospects. The portfolio manager may use both growth and value approaches to stock selection. When assessing opportunities among growth-oriented stocks, the portfolio manager generally seeks to identify companies with capable management, attractive business niches, sound financial and accounting practices, and a demonstrated ability to increase revenues, earnings, and cash flow consistently. In looking for value stocks, the portfolio manager will seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, and with growth potential temporarily unrecognized by the market. The portfolio manager also seeks to invest in companies whose stock prices may be temporarily depressed.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund’s portfolio may hold stocks of either U.S. or non-U.S. companies, and may at times consist of a relatively small number of holdings. Although the fund typically invests a greater portion of its assets in U.S. stocks than international stocks, there is no limit on the fund’s investments in international securities.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry. In addition, the relatively small number of holdings in which the fund invests could cause it to be more volatile than comparable funds with a more diversified portfolio.

Any investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the fund’s value may differ from the value assigned by other mutual funds holding the same security.

Market capitalization risk Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in media and telecommunications companies, the fund may perform poorly during a downturn in those industries. Media and telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, and rapid obsolescence of products and services due to product compatibility or changing consumer preferences.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.
Performance
The Media & Telecommunications Fund—I Class has an inception date of March 23, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Media & Telecommunications Fund (“Investor Class”). Because the Media & Telecommunications Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Media & Telecommunications Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing how much returns can differ from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of one or more other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Media & Telecommunications Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	25.38%
Worst Quarter	12/31/08	-25.22%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - I Class - T. Rowe Price Media & Telecommunications Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Media & Telecommunications Fund, Inc.	12.00%	15.03%	13.69%
T. Rowe Price Media & Telecommunications Fund, Inc. | Returns after taxes on distributions	11.12%	13.22%	12.44%
T. Rowe Price Media & Telecommunications Fund, Inc. | Returns after taxes on distributions and sale of fund shares	7.42%	11.88%	11.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Lipper Telecommunication Funds Average	0.75%	6.98%	4.55%

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.